Other Income and Expense (Tables)	3 Months Ended
Mar. 31, 2016
Other Income and Expenses [Abstract]
Summarization of other income and expenses

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Bridge loan commitment fees(1)	$(18.4)	$—
Gain (loss) from other foreign exchange and derivative activity, net	3.7	(2.6)
Other, net	(0.6)	—
Other income (expense), net	$(15.3)	$(2.6)